Share Capital (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Details of Share Capital Transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2021		1,045	255,767	34,825,872
March 11, 2022	Capital increase AGA 2019 - HERMANT	2	—	50,000
March 31, 2022	Prior period adjustment	—	2	—
June 22, 2022	AGA 2022	—	(9)	—
June 30, 2022		1,046	255,760	34,875,872

Disclosure of Details of Warrants (BSAs)

	Number of warrants (BSAs) issued as of May 18, 2022	Number of warrants (BSAs) exercised	Number of shares issued	Number of warrants (BSAs) outstanding	Maximum number of shares to be issued
		For the six months ended June 30, 2022		As of June 30, 2022
Total	5,200,000	—	—	5,200,000	5,200,000